Components of Other Comprehensive Loss and Related Tax Effects (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized foreign exchange (loss) gain on:, before tax amount
Translation of the net investment in U.S. subsidiaries, before tax amount	(58)	59	(124)
Translation of the U.S dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries, before tax amount	69	(59)	142
Change in derivatives designated as cash flow hedges:, before tax amount
Realized gain on cash flow hedges recognized in income, before tax amount	6	(17)
Unrealized gain on cash flow hedges, before tax amount	3	10	2
Change in pension and other benefits actuarial gains and losses, before tax amount	(62)	(892)	(472)
Change in prior service pension and other benefit costs, before tax amount	12	9	12
Equity accounted investments, before tax amount	(2)
Other comprehensive loss before income taxes	(30)	(890)	(440)
Other comprehensive loss, before tax amount	(32)
Unrealized foreign exchange (loss) gain on:, income tax recovery (expense)
Translation of the net investment in U.S. subsidiaries, income tax recovery (expense)	0	0	0
Translation of the U.S dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries, income tax recovery (expense)	(9)	8	(18)
Change in derivatives designated as cash flow hedges:, income tax recovery (expense)
Realized gain on cash flow hedges recognized in income, income tax recovery (expense)	(1)	3
Unrealized gain on cash flow hedges, income tax recovery (expense)		(1)	(1)
Change in pension and other benefits actuarial gains and losses, income tax recovery (expense)	12	232	121
Change in prior service pension and other benefit costs, income tax recovery (expense)	(2)	(2)	(3)
Equity accounted investments, income tax recovery (expense)	0
Other comprehensive loss, income tax recovery (expense)	0	240	99
Unrealized foreign exchange (loss) gain on:, net of tax amount
Translation of the net investment in U.S. subsidiaries, net of tax amount	(58)	59	(124)
Translation of the U.S dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries, net of tax amount	60	(51)	124
Change in derivatives designated as cash flow hedges:, net of tax amount
Realized gain on cash flow hedges recognized in income, net of tax amount	5	(14)
Unrealized gain on cash flow hedges, net of tax amount	3	9	1
Change in pension and other benefits actuarial gains and losses, net of tax amount	(50)	(660)	(351)
Change in prior service pension and other benefit costs, net of tax amount	10	7	9
Equity accounted investments, net of tax amount	(2)
Other comprehensive loss (Note 9)	(32)	(650)	(341)